TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03870
Morgan Stanley US Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE	VALUE

	U.S. Government Agencies & Obligations (49.0%)
	Federal Home Loan Mortgage Corp.
$10,400	04/15/09	3.00%	$10,389,974
17,000	11/17/17	5.00	17,164,934
	Federal National Mortgage Assoc.
37,000	05/11/17	5.00	37,914,492
52,000	03/15/12	6.125	56,159,480
	Freddie Mac
80,000	01/15/12	5.75	85,480,560
	Tennessee Valley Authority
2,235	05/01/30	7.125	2,832,214
	Housing Urban Development Series 99-A
4,140	08/01/10	6.06	4,182,190
4,370	08/01/11	6.16	4,411,738
	U.S. Treasury Bonds
20,000	02/15/36	4.50	20,534,380
31,500	08/15/27	6.375	39,276,594
102,500	02/15/27	6.625	130,607,448
72,965	08/15/20	8.75	103,593,226
4,750	02/15/15	11.25	6,891,215
	U.S. Treasury Notes
48,500	11/15/09	3.50	49,420,772
205,190	02/15/13	3.875	213,574,062
4,000	11/15/15	4.50	4,277,505
20,500	02/15/31	5.375	23,301,141
	U.S. Treasury Strips
34,280	05/15/21	0.00	19,438,249

	Total U.S. Government Agencies & Obligations (Cost $817,485,179)		829,450,174

	Mortgage-Backed Securities (32.7%)
	Federal Home Loan Mortgage Corp. (0.1%)
293	01/01/19-02/01/19	9.50	327,189
350	02/01/10-08/01/20	10.00	400,768
123	09/01/14-05/01/19	10.50	142,838

			870,795

	Federal Home Loan Mortgage Corp. (ARM) (0.1%)
256	07/01/34	4.082	258,828
612	08/01/34	4.785	620,156

			878,984

	Federal Home Loan Mortgage Corp. Gold (0.1%)
331	03/01/29-02/01/33	6.50	342,096
1,298	11/01/26-05/31/33	7.50	1,405,615
216	12/01/30-02/01/31	8.00	234,333

			1,982,044

	Federal National Mortgage Assoc. (14.0%)
57,575	(a)	5.00	56,108,622
155,952	(a)	5.50	155,537,791
2,342	06/01/29-02/01/33	6.50	2,421,247
13,800	(a)	7.00	14,421,000
3,524	10/01/13-07/01/34	7.00	3,709,899
2,178	01/01/22-09/01/35	7.50	2,355,574
1,551	12/01/21-02/01/32	8.00	1,685,170
188	07/01/24-05/01/25	8.50	207,232
21	01/01/15-03/01/21	9.00	22,715
20	03/01/20-05/01/20	9.50	22,075

			236,491,325

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE

	Federal National Mortgage Assoc. (ARM) (4.6%)
1,194	02/01/34	4.55		1,217,011
217	07/01/34	4.571		218,367
3,965	01/01/35	4.857		4,047,109
4,407	01/01/36	5.03		4,457,993
4,503	01/01/36	5.039		4,554,218
17,261	03/01/36	5.054		17,470,660
16,309	12/01/35	5.073		16,781,228
1,835	03/01/36	5.122		1,859,297
1,703	05/01/36	5.509		1,732,248
1,309	03/01/36	5.399		1,328,658
1,238	05/01/36	5.427		1,257,919
1,317	07/01/36	5.465		1,337,959
3,815	04/01/36	5.514		3,883,479
13,516	05/01/36	5.533		13,761,828
1,814	07/01/36	5.548		1,847,210
995	08/01/36	5.557		1,014,343
2,372	04/01/36	5.565		2,416,830
879	03/01/36	5.823		896,323
174,121	09/01/34	5.90		175,327
197	10/01/34	6.142		199,616
333	10/01/34	6.182		335,129

				80,792,752

	Government National Mortgage Assc.(10.1%)
2,512	10/20/34	4.75		2,535,236
19,467	03/15/26-09/15/34	6.00		19,818,029
20,196	03/15/14-07/15/31	6.50		20,876,269
53,835	11/15/17-03/15/27	7.00		56,933,525
40,641	10/15/16-04/15/34	7.50		43,815,457
6,270	06/15/16-02/15/31	8.00		6,873,468
11,178	05/15/16-11/15/24	8.50		12,334,301
7,718	10/15/08-02/15/25	9.00		8,462,143
4,991	08/15/16-09/15/20	9.50		5,536,352
6,143	11/15/09-08/15/20	10.00		6,991,055
28	06/15/10-01/15/15	12.50		31,736

				184,207,571

	Government National Mortgage Assc. II (3.3%)
10,954	04/20/35	3.63		10,698,960
20,625	05/20/34	3.75		20,577,338
893	04/20/36	4.00		885,901
11,148	11/20/33	4.25		11,112,649
164	04/20/36	4.50		164,017
490	12/30/34	4.75		491,549
83	02/20/32	5.00		83,728
182	06/20/32	5.375		183,049
2,418	01/20/24-05/20/29	6.50		2,489,716
1,348	03/20/26-04/20/29	7.00		1,412,513
33	11/20/29	7.50		35,326

				48,134,746

	Government National Mortgage Assc. GPM (0.0%)
249	09/15/13-07/15/15	12.25		288,756

	Total Mortgage-Backed Securities (Cost $542,787,097)			553,646,973

	Collaterized Mortgage Obligations (16.6%)
	U.S. Government Agencies (12.4%)
	Fannie Mae
1,275	2002-77 FH 12/18/32	3.147	(b)	1,261,683
1,643	2006-28 1A1 03/25/36	3.316	(b)	1,600,280
20,899	2006-28 1P 03/25/36 (IO)	1.519	(b)	313,484
146,896	2006-59 IP 07/25/36 (IO)	2.273	(b)	5,875,855
4,474	2006-118 A1 12/25/36	3.266	(b)	4,311,323
2,758	2006-118 A2 12/25/36	3.266	(b)	2,655,000
80,483	2007-54 EF 06/25/37	3.546	(b)	77,471,209

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE

865	Grantor Trust 2004-T5 A11 05/28/35	2.811	(b)	627,301
79	Grantor Trust 2004-T5 A13 05/28/35	2.482	(b)	53,467
732	Whole Loan 2004-W1 1A4 11/25/43	5.50		731,809
1,273	Whole Loan 2005-W2 A1 05/25/35	5.50		1,207,769

	Freddie Mac
17,439	1695 EG 03/15/24	3.55	(b)	17,355,372
1,790	2338 FN 08/15/28	2.987	(b)	1,779,751
1,299	2778 FV 03/15/34	3.087	(b)	1,268,398
8,797	3216 MA (PAC) 04/15/27	6.00		8,952,575
4,475	3232 KF 10/15/36	2.937	(b)	4,327,359
17,296	3311 DF 05/15/37	2.827	(b)	16,682,486
1,070	Whole Loan 2005-S001 2A2 09/25/45	3.346	(b)	1,042,558

	Government National Mortgage Assoc.
315	1999-44 FP (PAC) 06/16/27	2.871	(b)	315,030
1,598	2002-55 PD (PAC) 09/20/31	6.00		1,612,218
22,765	2002-23 PE (PAC) 04/16/32	6.50		23,673,439
4,701	2005-37 IO 11/16/32 (IO)	5.50		353,052
35,826	2006-24 PA (PAC) 10/20/35	5.50		36,404,592

				209,876,010

	Private Issues (4.2%)
	American Home Mortgage Assets (c)
11,711	2006-3 3A2 10/25/46	3.466	(b)	4,326,011
9,139	2007-2 A2A 03/25/47	3.371	(b)	3,299,234

	American Home Mortgage Investment Trust (c)
18,619	2006-3 12A1 12/25/46	3.396	(b)	10,054,202

	Bear Stearns Mortgage Funding Trust (c)
2,477	2007-AR2 A2 03/25/37	3.406	(b)	757,394
14,118	2007-AR3 1A1 03/25/37	3.346	(b)	7,623,760

	Countrywide Alternative Loan Trust
11,457	2005-81 A2 02/25/37	3.556	(b)	4,803,690
16,960	2006-OA1 1A1 03/20/46 (c)	3.397	(b)	9,887,890
9,499	2006-OA22 A2 02/25/47	3.366	(b)	5,772,733

	GreenPoint Mortgage Funding Trust (c)
1,901	2006-OH1 A2 01/25/37	3.436	(b)	627,251

	Harborview Mortgage Loan Trust (c)
4,591	2005-8 1A2A 09/19/35	3.36	(b)	2,742,871
10,948	2006-10 2A1B 11/19/36	3.27	(b)	3,958,920
19,862	2006-14 2A1B 03/19/38	3.23	(b)	6,928,652
1,561	2007-1 2A1B 04/19/38	3.21	(b)	569,684

	Luminent Mortgage Trust (c)
19,807	2006-7 2A2 12/25/36	2.691	(b)	6,373,785

	Residential Accredit Loans, Inc. (c)
2,322	2007-QH1 A2 02/25/37	3.369	(b)	653,145

	Structured Asset Mortgage Investments Inc.
2,250	2007-AR1 2A2 01/25/37	3.416	(b)	775,539
2,254	2007-AR2 1A2 02/25/37 (c)	3.396	(b)	766,519
	WAMU Mortgage Pass-through Certificates
1,796	2007-OA1 A1B 02/25/47 (c)	3.406	(b)	490,753
60,764	2007-OA2 1X99 03/25/47 (IO)	0.255	(b)	683,595

				71,095,628

	Total Collateralized Mortgage Obligations (Cost $366,133,766)			280,971,638

	Foreign Government Obligation (1.8%)
29,130	Egypt Government AID Bond 09/15/15 (Cost $28,581,656)	4.45		29,980,305

	Short-Term Investments (13.7%)
	U.S. Government Obligations (d) (e) (1.0%)
	U.S. Treasury Bills
17,550	10/09/08 (Cost $17,538,806)	0.50 - 2.00		17,538,806

NUMBER OF
SHARES (000)
	Investment Company (f) (g) (12.7%)
214,954	Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $214,954,075)		214,954,075

	Total Short-Term Investments (Cost $232,492,881)		232,492,881

	Total Investments (Cost $1,987,480,579) (h) (i)	113.8%	1,926,541,971
	Liabilities In Excess of Other Assets	(13.8)	(233,319,341)

	Net Assets	100.0%	$1,693,222,630

ARM	Adjustable rate mortgage.

GPM	Graduated payment mortgage.

IO	Interest only securities.

PAC	Planned amortzation class.

(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(b)	Floating rate security, rate shown is the rate in effect at September 30, 2008.

(c)	Securities with total market value equal to $59,060,071 have been valued at their fair value as determined in good faith under procedures established by and under the general supervisionof the Fund’s Trustees

(d)	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $2,360,458.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	May include cash in designated as collateral in connection with open swap contracts.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in an amount equal to $593,973,039 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Interest Rate Swap Contracts Open at September 30, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	MADE	RECEIVED	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Bank of America N.A. New York	258,663	Fixed Rate 5.08%	Floating Rate 0.00% #	September 3, 2018	$(1,120,011)
Bank of America N.A. New York	58,320	Fixed Rate 5.82	Floating Rate 3.08 #	February 12, 2023	(1,242,799)
Bank of America N.A. New York	49,220	Fixed Rate 5.47	Floating Rate 0 #	April 14, 2023	(553,233)
Bank of America N.A. New York	331,500	Floating Rate 0.00 #	Fixed Rate 5.28	September 3, 2023	1,892,865
Bank of America N.A. New York	132,100	Floating Rate 2.81 #	Fixed Rate 4.15	June 9, 2013	733,155
Bank of America N.A. New York	39,725	Floating Rate 0.00 #	Fixed Rate 5.34	August 26, 2023	295,157
Bank of America N.A. New York	45,407	Floating Rate 3.08 #	Fixed Rate 5.37	February 12, 2018	751,032
Bank of America N.A. New York	28,275	Floating Rate 0.00 #	Fixed Rate 4.98	April 15, 2018	50,330
Bank of America N.A. New York	116,850	Fixed Rate 4.67	Floating Rate 2.79 #	August 4, 2018	(1,895,307)
Bank of America N.A. New York	33,015	Fixed Rate 5.38	Floating Rate 0.00% #	April 15, 2023	(286,570)
Bank of America N.A. New York	160,155	Fixed Rate 3.90	Floating Rate 2.82 #	September 10, 2013	1,052,218
Bank of America N.A. New York	31,000	Fixed Rate 5.15	Floating Rate 0.00% #	August 26, 2018	(212,970)
Bank of America N.A. New York	140,000	Fixed Rate 4.17	Floating Rate 2.79 #	August 4, 2013	(631,400)
Bank of America N.A. New York	38,430	Floating Rate 0.00 #	Fixed Rate 5.07	April 14, 2018	191,381
Citibank N.A. New York	2,500	Floating Rate 2.80 #	Fixed Rate 3.86	May 9, 2013	(17,500)
Citibank N.A. New York	82,500	Floating Rate 2.81 #	Fixed Rate 5.34	May 24, 2017	5,611,650
Citibank N.A. New York	19,000	Floating Rate 2.81 #	Fixed Rate 5.23	September 27, 2017	1,128,220
Goldman Sachs Group Inc.	179,670	Fixed Rate 6.04	Floating Rate 0.00% #	February 28, 2023	(4,951,705)
Goldman Sachs Group Inc.	140,035	Floating Rate 0.00 #	Fixed Rate 5.63	February 28, 2018	3,635,309
Goldman Sachs Group Inc.	83,000	Floating Rate 2.81 #	Fixed Rate 5.34	May 24, 2017	5,663,920
Merrill Lynch & Co. Inc.	37,725	Floating Rate 0.00 #	Fixed Rate 5.00	April 15, 2018	91,295
Merrill Lynch & Co. Inc.	46,385	Fixed Rate 5.40	Floating Rate 0.00% #	April 15, 2023	(422,567)
JPMorgan Chase Bank N.A. New York	145,400	Fixed Rate 2.80	Floating Rate 2.80 #	May 1, 2018	520,532
JPMorgan Chase Bank N.A. New York	114,500	Floating Rate 2.81 #	Fixed Rate 4.07	May 16, 2013	217,550
JPMorgan Chase Bank N.A. New York	50,000	Floating Rate 2.82 #	Fixed Rate 4.43	June 12, 2013	877,000
JPMorgan Chase Bank N.A. New York	74,000	Floating Rate 2.82 #	Fixed Rate 5.06	September 11, 2017	3,619,340
JPMorgan Chase Bank N.A. New York	17,900	Floating Rate 2.81 #	Fixed Rate 5.36	May 23, 2017	1,244,408

	Net Unrealized Appreciation				$16,241,298

#	Floating rate represents USD-3 Months LIBOR.

Futures Contracts Open at September 30, 2008:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

158	Long	U.S. Treasury Notes 2 Year, December 2008	$33,723,125	$181,714
71	Long	U.S. Treasury Notes 20 Year, December 2008	8,319,203	(43,722)
1,900	Long	Swap Futures 5 Year December 2008	206,150,000	(1,438,487)
91	Short	90 Day Euro$ March 2009	(22,075,463)	(337,900)
28	Short	90 Day Euro$ March 2010	(6,748,000)	(80,577)
86	Short	90 Day Euro$ June 2009	(20,846,400)	(326,406)
9	Short	90 Day Euro$ June 2010	(2,163,488)	(21,962)
86	Short	90 Day Euro$ September 2009	(20,828,125)	(31,346)
205	Short	90 Day Euro$ December 2008	(49,479,313)	(85,407)
82	Short	90 Day Euro$ December 2009	(19,794,800)	(270,042)
2,698	Short	U.S. Treasury Notes 5 Year, December 2008	(302,808,357)	(921,310)
61	Short	U.S. Treasury Notes 10 Year, December 2008	(6,992,125)	68,800
20	Short	Swap Futures 10 Year December 2008	(2,236,875)	(11,042)

	Net Unrealized Depreciation			$(3,317,687)

MS US Government Securities Trust
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,926,541,971	$441,021,488	$1,426,460,412	$59,060,071
Other Financial Instruments*	12,923,611	(3,317,687)	16,241,298	—

Total	$1,939,465,582	$437,703,801	$1,442,701,710	$59,060,071

*	Other financial instruments include futures, forwards, and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$0
Net purchases (sales)	—
Transfers in and/or out	63,857,577
Change in unrealized appreciation/depreciation	(4,797,506)
Realized gains (losses)	—

Ending Balance	$59,060,071

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2008	$(4,797,506)

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley US Government Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008

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